Long-Term Debt, $18.0 Million Term Loan Facility (Details) - $18.0 Million Term Loan Facility [Member]		12 Months Ended
	May 07, 2021 USD ($) Tranche	Dec. 31, 2022 USD ($) Installment	Dec. 31, 2021 USD ($)	Apr. 27, 2021 Subsidiary
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary				2
Face amount	$ 18,000,000	$ 18,000,000	$ 18,000,000
Number of tranches drawn | Tranche	2
Term of loan		4 years
Number of payment installments | Installment		16
Frequency of periodic payment		quarterly
Balloon installment payable at maturity		$ 6,500,000
Installments 1 to 4 [Member]
Long-Term Debt [Abstract]
Installment payment		850,000
Installments 5 to 16 [Member]
Long-Term Debt [Abstract]
Installment payment		$ 675,000